Prepayments - Schedule of Prepaid Balances (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses tables [abstract]
Prepaid commissions	[1]	$ 19,408	$ 41,727
Prepaid compensations clients		1,870	13,768
Premiums for insurance policies		10,241	4,716
Other		4,728	8,801
Total		$ 36,247	$ 69,012

[1]	Advance payment made to IATA for service charges of airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and reservation systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A.